Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) $ in Thousands, € in Millions	3 Months Ended
	Jul. 31, 2026 CAD ($) $ / shares shares	Jul. 31, 2026 EUR (€) shares	Jul. 31, 2025 CAD ($) $ / shares shares	Jul. 31, 2025 EUR (€) shares
Profit or loss [abstract]
REVENUE	$ 3,834		$ 3,161
COST OF SALES	1,588		1,634
GROSS PROFIT	2,246		1,527
EXPENSES
Research and development	1,285		1,049
Sales and marketing	3,196		1,343
General and administrative	3,894		3,294
Total expenses	8,375		5,686
Loss before other income (expenses) and income taxes	(6,129)		(4,159)
OTHER INCOME (EXPENSES)
Grant income	0	€ 0.0	6	€ 0.1
Interest, accretion and other income	18		5
Unrealized foreign exchange loss	184		(31)
Other income (expenses)	202		(20)
Income (loss) before income taxes	(5,927)		(4,179)
Income taxes	(158)		91
NET LOSS FROM CONTINUING OPERATIONS	(6,085)		(4,088)
NET INCOME FROM DISCONTINUED OPERATIONS	0		1,129
NET LOSS FOR THE PERIOD	(6,085)		(2,959)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	(18)		70
COMPREHENSIVE LOSS FOR THE PERIOD	$ (6,103)		$ (2,889)
LOSS PER SHARE FROM CONTINUING OPERATIONS- BASIC | $ / shares	$ (0.13)		$ (0.09)
LOSS PER SHARE FROM CONTINUING OPERATIONS- DILUTED | $ / shares	(0.13)		(0.09)
INCOME PER SHARE FROM DISCONTINUED OPERATIONS- BASIC | $ / shares	0		0.02
INCOME PER SHARE FROM DISCONTINUED OPERATIONS- DILUTED | $ / shares	$ 0		$ 0.02
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING | shares	46,807,089	46,807,089	46,154,118	46,154,118